Cover	Jun. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2022
Entity File Number	000-56025
Entity Registrant Name	QUANTA, INC.
Entity Central Index Key	0001691430
Entity Tax Identification Number	81-2749032
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	632 S Glenwood Place
Entity Address, City or Town	Burbank
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91506
City Area Code	(818)
Local Phone Number	659-8052
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	QNTA
Entity Emerging Growth Company	false